INCOME TAX (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Net operating losses carry forward	$ 279,392	$ 207,227	$ 57,798
Valuation allowance	(279,392)	(207,227)	(57,798)
Deferred tax assets, net	$ 0	$ 0	$ 0